Other Non-current payables and liabilities - Schedule of Other Non - Current Liabilities (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other non-current payables and liabilities [abstract]
Long-term Leasehold Deposits Received	$ 0	$ 69,836
Total	$ 0	$ 69,836